RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans to Related Parties [Roll Forward]
Rent expense	$ 83,000	$ 65,000
Directors, Executive Officers and Affiliates
Loans to Related Parties [Roll Forward]
Balance at the beginning of the period	5,829,000
Originations and Executive Officer additions	2,807,000
Principal payments	(337,000)
Decrease due to director attrition	(375,000)
Balance at the end of the period	7,924,000
Deposits of related parties	1,600,000	1,900,000
Holding Company
Loans to Related Parties [Roll Forward]
Balance at the beginning of the period	1,000,000
Balance at the end of the period		1,000,000
Number of property sold by holding company	3
Interest income received	50,000	53,000
Directors
Loans to Related Parties [Roll Forward]
Number of directors participating in the land lease	1
Rent expense	$ 29,000	$ 21,000